Financial Obligations and Debt (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Schedule of Maturities of Long Term Debt

As of June 30, 2026, future aggregate maturities of the Software Licensing and Support Agreement and the Financed Insurance Premium payable were as follows:

	Financial Obligations	Debt
Remaining six months of 2026	$21,752	$-
2027	20,500	-
2028	20,000	-
2029	20,000	-
2030	20,000	-
Thereafter	-	-
Total undiscounted payments	$102,252	$-
Less: unamortized discount	(23,768)	-
Total financial obligations	$78,484	$-

Schedule of Financial Obligations

The Company’s financial obligations consisted of the following:

	June 30,	December 31,
	2026	2025
Software licensing and support agreement (Note 8)	$76,291	$-
Financed insurance premium	2,193	-
Total financial obligations	$78,484	$-
Less: current portion	(19,339)	-
Total long-term financial obligations, net	$59,145	$-

Schedule of Indebtedness Consisted

The Company’s indebtedness consisted of the following:

	June 30,	December 31,
	2026	2025
Bridge loan	$-	$4,836
Related party loan (Note 14)	-	1,430
Total debt	$-	$6,266
Less: current portion	-	(242)
Total long-term debt, net	$-	$6,024

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Maturities of Long Term Debt	The following table reflects the Company’s debt maturities:
2026	$250
2027	750
2028	5,430
2029	-
Thereafter	-
Less: Unamortized debt issuance costs and discount at December 31, 2025	(164)
$6,266